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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Shayne & Co., LLC
                 -------------------------------
   Address:      4015 Hillsboro Pike, Suite 203
                 -------------------------------
                 Nashville, TN 37215
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan A. Shayne
         -------------------------------
Title:   President and Chief Manager
         -------------------------------
Phone:   (615) 250-1615
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Jonathan A. Shayne         Nashville, Tennessee   February 16, 2010
   ------------------------------    --------------------   -----------------
           [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 35
                                        --------------------

Form 13F Information Table Value Total: $106,861
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

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                           FORM 13F INFORMATION TABLE

                                                                                                         ** VOTING AUTHORITY **
                              TITLE OF               VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    ------------------------
       NAME OF ISSUER           CLASS      CUSIP    [XS1000]  PRN AMT  PRN  CALL  DESCRETION  MANAGERS   SOLE    SHARED    NONE
----------------------------  ---------  ---------  --------  -------  ---  ----  ----------  --------  -------  ------   ------
AMERICAN EXPRESS CO           COM        025816109      2077    51256  SH            SOLE                 42601       0     8655
AMERICAN EXPRESS CO           COM        025816109        32      800  SH            OTHER                  800       0        0
AMERIPRISE FINL INC           COM        03076C106       248     6399  SH            SOLE                  6288       0      111
AMERIPRISE FINL INC           COM        03076C106         6      160  SH            OTHER                  160       0        0
APPLE INC                     COM        037833100       400     1900  SH            SOLE                  1900       0        0
                              SPONSORED
ASTRAZENECA PLC               ADR        046353108       235     5000  SH            OTHER                 5000       0        0
AUTOMATIC DATA PROCESSING IN  COM        053015103       707    16500  SH            SOLE                 14600       0     1900
AUTOMATIC DATA PROCESSING IN  COM        053015103        13      300  SH            OTHER                  300       0        0
BANK OF AMERICA CORPORATION   COM        060505104        19     1250  SH            SOLE                  1250       0        0
BANK OF AMERICA CORPORATION   COM        060505104       251    16647  SH            OTHER                 6047       0    10600
BERKSHIRE HATHAWAY INC. DEL   CL A       084670108      5357       54  SH            SOLE                    54       0        0
BERKSHIRE HATHAWAY INC. DEL   CL A       084670108       893        9  SH            OTHER                    9       0        0
BERKSHIRE HATHAWAY INC. DEL   CL B       084670207     16443     5004  SH            SOLE                  4505       0      499
BERKSHIRE HATHAWAY INC. DEL   CL B       084670207       154       47  SH            OTHER                   47       0        0
CISCO SYS INC                 COM        17275R102       239    10000  SH            SOLE                 10000       0        0
EXXON MOBILE CORP             COM        30231G102       279     4095  SH            OTHER                 4095       0        0
HEARTLAND EXPRESS INC         COM        422347104     10425   682743  SH            SOLE                615241       0    67502
HOME PROPERTIES INC           COM        437306103       210     4400  SH            OTHER                    0       0     4400
MANULIFE FINL CORP            COM        56501R106       300    16364  SH            OTHER                16364       0        0
MICROSOFT CORP                COM        594918104       156     5120  SH            SOLE                  5120       0        0
MICROSOFT CORP                COM        594918104       301     9879  SH            OTHER                 9879       0        0
PHILIP MORIS INTL INC         COM        718172109       148     3067  SH            SOLE                  3067       0        0
PHILIP MORIS INTL INC         COM        718172109       397     8233  SH            OTHER                 7533       0      700
SIGMA ALDRICH CORP            COM        826552101     11572   228915  SH            SOLE                210839       0    18076
SUNTRUST BKS INC              COM        867914103       233    11503  SH            OTHER                 9503       0     2000
SYSCO CORP                    COM        871829107     13089   468486  SH            SOLE                429920       0    38566
SYSCO CORP                    COM        871829107        10      350  SH            OTHER                    0       0      350
TECH DATA CORP                COM        878237106     11248   241059  SH            SOLE                220874       0    20185

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

                                                                                                         ** VOTING AUTHORITY **
                              TITLE OF               VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    ------------------------
       NAME OF ISSUER           CLASS      CUSIP    [XS1000]  PRN AMT  PRN  CALL  DESCRETION  MANAGERS   SOLE    SHARED    NONE
----------------------------  ---------  ---------  --------  -------  ---  ----  ----------  --------  -------  ------   ------
TECH DATA CORP                COM        878237106       137     2934  SH            OTHER                    0       0     2934
TJX COS INC NEW               COM        872540109      1223    33467  SH            OTHER                33467       0        0
UNITED TECHNOLOGIES CORP      COM        913017109       418     6015  SH            SOLE                  6015       0        0
USG CORP                      COM NEW    903293405      3221   229250  SH            SOLE                206760       0    22490
USG CORP                      COM NEW    903293405        14     1000  SH            OTHER                 1000       0        0
                              Large CAP
VANGUARD INDEX FDS            ETF        922908637       491     9695  SH            SOLE                  3946       0     5749
                              Stk Mrk
VANGUARD INDEX FDS            ETF        922908769     25915   459722  SH            SOLE                418187       0    41535

TOTALS                                                106861  2541623                                   2295371       0   246252

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